UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

Report for the Calendar Year or Quarter Ended:  September 30, 2011

Check here if Amendment [   ]; Amendment Number:  _____
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Jensen Investment Management, Inc.
Address:  5300 Meadows Road, Suite 250
          Lake Oswego, OR  97035-8234

13F File Number:  28-03495

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Jennifer Ottosen
Title:  Chief Compliance Officer & Counsel
Phone:  (503) 726-4384

Signature, Place, and Date of Signing:

     /s/ Jennifer Ottosen                         October 28, 2011
     -----------------------------         -----------------------------
         Jennifer Ottosen                         Lake Oswego, OR

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:

Number of Other Included Managers:          -0-
                                        ----------------
Form 13F Information Table Entry Total:     64
                                        ----------------
Form 13F Information Table Value Total:     $4,893,052
                                        ----------------
                                            (thousands)

List of Other Included Managers:            None
                                        ----------------

                       Jensen Investment Management, Inc.
                               September 30, 2011

         ITEM 1                          ITEM 2        ITEM 3          ITEM 4       ITEM 5

                                                                        Fair
                                                                       Market       Number
                                                                       Value          of
Name of Issuer                      Title of Class     Cusip #      (thousands)     Shares
-----------------------             --------------   ------------   -----------   -----------
3M Co                               COM              88579Y101        211,273       2,942,943
Abbott Labs Com                     COM              002824100        220,902       4,319,567
Accenture PLC Ireland               COM              G1151C101            435           8,270
Adobe Systems Inc                   COM              00724F101        205,110       8,486,162
Aeropostale Inc                     COM              007865108            318          29,470
Alliant Techsystems Inc             COM              018804104            406           7,450
Amphenol Corp                       COM              032095101        174,400       4,277,668
Apollo Group Inc Cl A               COM              037604105            398          10,060
Arthur J Gallagher                  COM              363576109            226           8,600
Automatic Data Processing           COM              053015103        168,720       3,578,374
Ball Corporation                    COM              058498106            248           8,010
Bard (C.R.) Inc                     COM              067383109        116,228       1,327,724
Becton Dickinson                    COM              075887109        198,464       2,706,822
Best Buy Company Inc                COM              086516101            411          17,640
Bristol Myers Squibb Co Com         COM              110122108            570          18,180
CH Robinson Worldwide               COM              12541W209        148,012       2,161,713
Cigna Corp                          COM              125509109            411           9,800
Clorox Co                           COM              189054109          5,497          82,875
Coca-Cola Co                        COM              191216100        101,570       1,503,408
Cognizant Tech Solutions Corp       COM              192446102        192,810       3,075,129
Colgate-Palmolive Co                COM              194162103        170,558       1,923,304
Davita Inc                          COM              23918K108            246           3,940
Dell Inc                            COM              24702R101            410          29,030
Deluxe Corp                         COM              248019101            387          20,810
Eaton Vance                         COM              278265103            405          18,190
Ecolab Inc                          COM              278865100         77,435       1,583,867
Eli Lilly & Co                      COM              532457108            502          13,600
Emerson Electric Co                 COM              291011104        216,355       5,237,353
Equifax Inc                         COM              294429105        167,019       5,433,283
Exelon Corp                         COM              30161N101            509          11,960
Express Scripts Inc Cl A            COM              302182100            358           9,670
Exxon Mobil Corp                    COM              30231G102            435           5,990
Federated Investors Inc.            COM              314211103            400          22,860
Forest Labs                         COM              345838106            405          13,170
General Dynamics Corp               COM              369550108            412           7,250
ITT Educational Svcs                COM              45068B109            318           5,530
Johnson & Johnson                   COM              478160104          1,336          20,990
Kroger Co                           COM              501044101            437          19,920
Laboratory Corp of America Hol      COM              50540R409         77,185         976,413
Landstar System Inc                 COM              515098101            437          11,070
Lexmark Intl Inc                    COM              529771107            473          17,500
Medtronic Inc                       COM              585055106        110,792       3,333,098
Microsoft Corp Com                  COM              594918104        211,272       8,488,238
Nike Inc Cl B                       COM              654106103        120,365       1,407,616
Omnicom Group Inc                   COM              681919106        216,535       5,877,732
Oracle Corp                         COM              68389X105        194,734       6,775,724
Paychex Inc                         COM              704326107        104,243       3,953,117
Pepsico Inc                         COM              713448108        255,507       4,127,750
Praxair Inc                         COM              74005P104        205,976       2,203,425
Procter & Gamble Co                 COM              742718109        263,866       4,176,426
Quest Diagnostics Inc               COM              74834L100            442           8,970
Radioshack                          COM              750438103            462          39,840
Stryker Corp                        COM              863667101        166,805       3,539,261
Sysco Corp                          COM              871829107            420          16,230
T Rowe Price Group Inc              COM              74144T108        214,943       4,499,556
TJX Companies Inc                   COM              872540109            303           5,480
United Parcel Svc Cl B              COM              911312106            433           6,870
United Technologies Corp            COM              913017109        222,273       3,159,085
Unitedhealth Group Inc              COM              91324P102            463          10,060
Waddell & Reed Financial Inc        COM              930059100            342          13,680
Wal Mart Stores Inc                 COM              931142103            413           7,960
Waters Corp                         COM              941848103        139,234       1,844,408
Westamerica Bancorporation          COM              957090103            385          10,070
World Acceptance Corp               COM              981419104            413           7,390


                                                                    4,893,052     103,477,551
                                                                    =========     ===========



         ITEM 1                             ITEM 6       ITEM 7                     ITEM 8

                                                                                    Voting
                                                                                  Authority
                                           Investment     Other         Sole        Shared      None
Name of Issuer                             Discretion   Managers      (Shares)     (Shares)   (Shares)
-----------------------                    ----------   --------    -----------  -----------  --------
3M Co                                       Sole                    2,762,893                  180,050
Abbott Labs Com                             Sole                    4,060,892                  258,675
Accenture PLC Ireland                       Sole                        8,270
Adobe Systems Inc                           Sole                    7,974,912                  511,250
Aeropostale Inc                             Sole                       29,470
Alliant Techsystems Inc                     Sole                        7,450
Amphenol Corp                               Sole                    4,016,668                  261,000
Apollo Group Inc Cl A                       Sole                       10,060
Arthur J Gallagher                          Sole                        8,600
Automatic Data Processing                   Sole                    3,367,899                  210,475
Ball Corporation                            Sole                        8,010
Bard (C.R.) Inc                             Sole                    1,247,074                   80,650
Becton Dickinson                            Sole                    2,568,482                  138,340
Best Buy Company Inc                        Sole                       17,640
Bristol Myers Squibb Co Com                 Sole                       18,180
CH Robinson Worldwide                       Sole                    2,032,343                  129,370
Cigna Corp                                  Sole                        9,800
Clorox Co                                   Sole                       81,375                    1,500
Coca-Cola Co                                Sole                    1,416,486                   86,922
Cognizant Tech Solutions Corp               Sole                    2,893,689                  181,440
Colgate-Palmolive Co                        Sole                    1,804,982                  118,322
Davita Inc                                  Sole                        3,940
Dell Inc                                    Sole                       29,030
Deluxe Corp                                 Sole                       20,810
Eaton Vance                                 Sole                       18,190
Ecolab Inc                                  Sole                    1,490,085                   93,782
Eli Lilly & Co                              Sole                       13,600
Emerson Electric Co                         Sole                    4,923,346                  314,007
Equifax Inc                                 Sole                    5,105,251                  328,032
Exelon Corp                                 Sole                       11,960
Express Scripts Inc Cl A                    Sole                        9,670
Exxon Mobil Corp                            Sole                        5,990
Federated Investors Inc.                    Sole                       22,860
Forest Labs                                 Sole                       13,170
General Dynamics Corp                       Sole                        7,250
ITT Educational Svcs                        Sole                        5,530
Johnson & Johnson                           Sole                       19,990                    1,000
Kroger Co                                   Sole                       19,920
Laboratory Corp of America Hol              Sole                      914,513                   61,900
Landstar System Inc                         Sole                       11,070
Lexmark Intl Inc                            Sole                       17,500
Medtronic Inc                               Sole                    3,136,864                  196,234
Microsoft Corp Com                          Sole                    7,980,719                  507,519
Nike Inc Cl B                               Sole                    1,323,376                   84,240
Omnicom Group Inc                           Sole                    5,533,503                  344,229
Oracle Corp                                 Sole                    6,385,064                  390,660
Paychex Inc                                 Sole                    3,700,977                  252,140
Pepsico Inc                                 Sole                    3,893,897                  233,853
Praxair Inc                                 Sole                    2,077,683                  125,742
Procter & Gamble Co                         Sole                    3,937,541                  238,885
Quest Diagnostics Inc                       Sole                        8,970
Radioshack                                  Sole                       39,840
Stryker Corp                                Sole                    3,330,668                  208,593
Sysco Corp                                  Sole                       16,230
T Rowe Price Group Inc                      Sole                    4,229,743                  269,813
TJX Companies Inc                           Sole                        5,480
United Parcel Svc Cl B                      Sole                        6,870
United Technologies Corp                    Sole                    2,989,479                  169,606
Unitedhealth Group Inc                      Sole                       10,060
Waddell & Reed Financial Inc                Sole                       13,680
Wal Mart Stores Inc                         Sole                        7,960
Waters Corp                                 Sole                    1,738,798                  105,610
Westamerica Bancorporation                  Sole                       10,070
World Acceptance Corp                       Sole                        7,390
